STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Non-controlling Interests	Predecessor
Balance at Dec. 31, 2008							$ 436,637
Increase (Decrease) in Stockholders' Equity
Net income							74,881
Share-based compensation							1,111
Net contribution from Fifth Third Bank							140,648
Assumption of debt							(1,250,976)
Net assets and liabilities transferred to / assumed from Fifth Third Bank							(72,513)
Ending Balance at Jun. 30, 2009							(670,212)
Increase (Decrease) in Stockholders' Equity
Non-cash contribution (see Note 1)	1,165,896	1	577,989	(4,122)		592,028
Net income	14,587			(2,141)		16,728
Distribution to non-controlling interests	(17,841)					(17,841)
Ending Balance at Dec. 31, 2009	1,162,642	1	577,989	(6,263)		590,915
Increase (Decrease) in Stockholders' Equity
Net income	54,917			21,993		32,924
Distribution to non-controlling interests	(26,257)					(26,257)
Share-based compensation	3,411		1,737			1,674
Ending Balance at Dec. 31, 2010	1,194,713	1	579,726	15,730	0	599,256
Increase (Decrease) in Stockholders' Equity
Net income	45,043			20,527		24,516
Unrealized loss on hedging activities, net of tax	(21,113)				(6,644)	(14,469)
Distribution to non-controlling interests	(2,792)					(2,792)
Share-based compensation	2,202		1,121			1,081
Ending Balance at Sep. 30, 2011	1,218,053		580,847	36,257	(6,644)	607,592
Balance at Dec. 31, 2010	1,194,713	1	579,726	15,730	0	599,256
Increase (Decrease) in Stockholders' Equity
Net income	84,810			36,240		48,570
Unrealized loss on hedging activities, net of tax	(23,929)				(9,514)	(14,415)
Distribution to non-controlling interests	(2,848)					(2,848)
Share-based compensation	2,974		1,515			1,459
Ending Balance at Dec. 31, 2011	1,255,720	1	581,241	51,970	(9,514)	632,022
Increase (Decrease) in Stockholders' Equity
Net income	53,289			28,856		24,433
Distribution to non-controlling interests	(32,781)					(32,781)
Share-based compensation	26,889		16,170			10,719
Ending Balance at Sep. 30, 2012	$ 1,417,183		$ 676,232	$ 40,740	$ 0	$ 716,336